Warrants (Narrative) (Details)	Dec. 31, 2021 Warrant $ / shares	Dec. 31, 2020 Warrant
Statements Line Items
Warrants outstanding | Warrant	5,480,000	5,480,000
Exercise price of warrant | $ / shares	$ 36.50